                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number: ______________

This Amendment (Check only one.):            [_] is a restatement.
                                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endurance Wealth Management, Inc.

Address:   121 South Main St. 4th Floor

           Providence, RI 02903

Form 13F File Number: 28-    ______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Gardner

Title:     Chief Financial Officer

Phone:     401-854-0993

Signature, Place, and Date of Signing:

   Thomas E. Gardner       Providence, RI    1/26/10
------------------------  -----------------  -------
      [Signature]           [City, State]     (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                    Name:

28- 6868                       John Michael Costello
28-                            Peter J. Corsi, Jr.
28-                            Kenneth W. Thomae
28-                            Donald J. Clarke

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            4

Form 13F Information Table Entry Total:      148

Form 13F Information Table Value Total:   $243,872
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number                      Name

      28-__________                    John Michael Costello
      28-                              Peter J. Corsi, Jr.
      28-                              Kenneth W. Thomae
      28-                              Donald J. Clarke

Endurance Wealth Management, Inc.
FORM 13F

                 31-Dec-09

                                                                                                     Voting Authority
                                                                                           ------------------------------
                                                       Value    Shares/ Sh/  Put/ Invstmt    Other
      Name of Issuer        Title of class    CUSIP   (x$1000)  Prn Amt Prn  Call Dscretn  Managers   Sole  Shared  None
--------------------------- --------------  --------- --------  ------- ---  ---- -------  ---------  ----  ------ ------
3M Co...................... COM             88579y101      351    4250  SH        Sole                               4250
Aflac Inc.................. COM             001055102      442    9570  SH        Sole                               9570
Akamai Technologies, Inc... COM             00971T101     2986  117855  SH        Sole                             117855
Allied Irish Bank Adr...... COM             019228402      126   36000  SH        Sole                              36000
Ambase Corp................ COM             023164106        7   50000  SH        Sole                              50000
Amer Intl Group Inc........ COM             026874784      209    6993  SH        Sole                               6993
America Movil SA de CV..... COM             02364W105      281    6000  SH        Sole                               6000
American Express Co........ COM             025816109      812   20050  SH        Sole                              20050
Apple Inc.................. COM             037833100     1922    9124  SH        Sole             1    10           9114
Applied Materials Inc...... COM             038222105      250   18000  SH        Sole                              18000
Automatic Data Processing.. COM             053015103      437   10219  SH        Sole                              10219
Avon Products.............. COM             054303102     2516   79884  SH        Sole                              79884
BP Plc Spon Adr Repsntg.... COM             055622104     2618   45163  SH        Sole                              45163
Baidu Inc.................. COM             056752108      246     600  SH        Sole                                600
Bank New York Inc.......... COM             064058100      204    7297  SH        Sole                               7297
Bank Of America Corp....... COM             060505104    10746  713596  SH        Sole          1, 4  1500         712396
Bank Rhode Island.......... COM             059690107     1177   45840  SH        Sole                              45840
Bank of Nova Scotia Halifax COM             064149107      205    4400  SH        Sole                               4400
Barrick Gold Corporation... COM             067901108      597   15175  SH        Sole                              15175
Bed Bath & Beyond.......... COM             075896100      205    5330  SH        Sole                               5330
Berkshire Hathaway
  Inc. Cl B................ COM             084670207      282      86  SH        Sole                                 86
CVS/ Caremark Corp......... COM             126650100     2903   90141  SH        Sole                              90141
Capital Propy Inc - A
  Shares................... COM             140430109       96   11388  SH        Sole                              11388
Capital Source, Inc........ COM             14055X102       96   24345  SH        Sole                              24345
Chevron Corporation........ COM             166764100     1398   18158  SH        Sole                              18158
China Construction Bank.... COM             Y1397N101        8   10000  SH        Sole                              10000
Church & Dwight Co, Inc.... COM             171340102     1915   31692  SH        Sole                              31692

                                                                                                     Voting Authority
                                                                                           -------------------------------
                                                       Value    Shares/ Sh/  Put/ Invstmt    Other
      Name of Issuer        Title of class    CUSIP   (x$1000)  Prn Amt Prn  Call Dscretn  Managers    Sole  Shared  None
--------------------------  --------------  --------- --------  ------- ---  ---- -------  ---------  ------ ------ ------
Cisco Sys Inc.............. COM             17275R102     6047   252590 SH        Sole                              252590
Citigroup Inc.............. COM             172967101     3528  1066035 SH        Sole          2, 4  122300        946034
Coca Cola Co............... COM             191216100      440     7720 SH        Sole                                7720
Colgate- Palmolive Co...... COM             194162103     3314    40353 SH        Sole                               40353
Comcast Corp Cl A.......... COM             20030N101     2122   125913 SH        Sole                              125913
ConocoPhillips............. COM             20825c104      675    13225 SH        Sole                               13225
Corning Inc................ COM             219350105      260    13513 SH        Sole                               13513
Costco Wholesale Corp...... COM             22160K105      214     3625 SH        Sole                                3625
Cummins Inc................ COM             231021106     2420    52785 SH        Sole                               52785
Danaher Corp............... COM             235851102     2789    37090 SH        Sole                               37090
Deere & Co................. COM             244199105     2146    39675 SH        Sole                               39675
Deutsche Telekom A Adr..... COM             251566105     1198    81557 SH        Sole                               81557
Devon Energy Corporation... COM             25179m103     5179    70473 SH        Sole                               70473
Disney Walt Co Del......... COM             254687106      221     6881 SH        Sole                                6881
Dover Corp................. COM             260003108      374     9000 SH        Sole                                9000
Dryships................... COM             Y2109Q101      355    61000 SH        Sole                               61000
Eaton Vance Corp........... COM             278265103      354    11644 SH        Sole                               11644
Ecolab Inc................. COM             278865100     4416    99065 SH        Sole             1     200         98865
Emerson Electric Co........ COM             291011104     2973    69791 SH        Sole                               69791
Emrise Corporation......... COM             29246J200       24    31790 SH        Sole                               31790
EnCana Corp................ COM             292505104      220     6795 SH        Sole                                6795
Entergy Corp............... COM             29364G103      212     2600 SH        Sole                                2600
Exxon Mobil................ COM             30231g102     6559    96197 SH        Sole                               96197
FPL Group Inc.............. COM             302571104      954    18068 SH        Sole                               18068
Financial Select Sector
  Spdr..................... COM             81369Y605      528    36710 SH        Sole             1    2000         34710
Ford Motor................. COM             345370860      853    85350 SH        Sole                               85350
General Electric Co........ COM             369604103     6890   455424 SH        Sole          1, 4    4100        454624
General Mills Inc.......... COM             370334104      240     3400 SH        Sole                                3400
Genzyme Corp............... COM             372917104     1083    22099 SH        Sole                               22099
Gilead Sciences Inc........ COM             375558103      279     6450 SH        Sole                                6450
Goldman Sachs Group Inc.... COM             38141G104      921     5455 SH        Sole                                5455
Graco Inc.................. COM             384109104      331    11600 SH        Sole                               11600
Hanesbrands Inc............ COM             410345102     6691   277531 SH        Sole             1    3200        274331
Home Depot Inc............. COM             437076102     2051    70925 SH        Sole                               70925
Huntington Bancshares...... COM             446150104      224    61500 SH        Sole             1   11000         50500
IShares FTSE/Xinhua China
  25 I..................... COM             464287184      200     4750 SH        Sole                                4750
IShares Tr MSCI Emerging
  Marke.................... COM             464287234     5151   124141 SH        Sole                              124141

                                                                                                     Voting Authority
                                                                                           ------------------------------
                                                       Value    Shares/ Sh/  Put/ Invstmt    Other
      Name of Issuer        Title of class    CUSIP   (x$1000)  Prn Amt Prn  Call Dscretn  Managers   Sole  Shared  None
--------------------------  --------------  --------- --------  ------- ---  ---- -------  ---------  ----  ------ ------
Independent Bank Corp Ma... COM             453836108     3401  163060  SH        Sole                             163060
Intel Corp................. COM             458140100     1618   79348  SH        Sole                              79348
Intl Business Mach......... COM             459200101     1286    9831  SH        Sole                               9831
J P Morgan Chase & Co...... COM             46625h100     3003   72069  SH        Sole                              72069
Jacobs Engr Group Inc...... COM             469814107     3597   95664  SH        Sole             1   500          95164
Johnson & Johnson.......... COM             478160104     5124   79559  SH        Sole                              79559
Kimberly Clark Corp........ COM             494368103     3778   59312  SH        Sole                              59312
Koninklijke Ahold.......... COM             500467402      159   12000  SH        Sole                              12000
LSI Corporation............ COM             502161102       90   15006  SH        Sole                              15006
Long Distance Int'l Inc.... COM             542904107        0  135000  SH        Sole                             135000
Manulife Financial Corp.... COM             56501R106      217   11850  SH        Sole                              11850
Maxim Integrated Products.. COM             57772K101     5866  288703  SH        Sole                             288703
McDonalds Corp............. COM             580135101      464    7439  SH        Sole                               7439
Medtronic Inc.............. COM             585055106      501   11400  SH        Sole                              11400
Merck & Co Inc............. COM             58933Y105      966   26463  SH        Sole                              26463
Mettler- Toledo Int'l...... COM             592688105     4406   41968  SH        Sole                              41968
Microsoft Corp............. COM             594918104     2027   66516  SH        Sole             1     2          66514
Monsanto Company........... COM             61166W101     2801   34265  SH        Sole                              34265
Morgan Stanley Group Inc... COM             617446448     4198  141840  SH        Sole                             141840
Motorola................... COM             620076109      123   15900  SH        Sole                              15900
Mrv Communications......... COM             553477100      124  175000  SH        Sole                             175000
Nucor Corp................. COM             670346105      349    7500  SH        Sole                               7500
Occidental Petroleum Corp.. COM             674599105     3725   45799  SH        Sole                              45799
Oracle Corporation......... COM             68389X105     5913  241072  SH        Sole                             241072
PPG Industries............. COM             693506107      262    4492  SH        Sole                               4492
Paid Inc................... COM             69561N204        7   15000  SH        Sole                              15000
Pepsico Inc................ COM             713448108     3601   59238  SH        Sole                              59238
Pfizer Inc................. COM             717081103      597   32861  SH        Sole                              32861
Powershares QQQ Trust...... COM             73935A104      780   17050  SH        Sole             1  4450          12600
Procter & Gamble Co........ COM             742718109     2526   41669  SH        Sole                              41669
Progressive Corp. Ohio..... COM             743315103      218   12170  SH        Sole                              12170
Qualcomm Inc............... COM             747525103    23842  515409  SH        Sole             1  8252         507157
Royal Dutch Shell.......... COM             780259206     1058   17605  SH        Sole                              17605
S&P Depository Receipts
  Spdr..................... COM             78462F103      454    4075  SH        Sole             1  1500           2575
Schlumberger Limited....... COM             806857108     3057   46966  SH        Sole                              46966
Shamir Optical Industries.. COM             M83683108       95   12000  SH        Sole                              12000
Southern Co................ COM             842587107      329    9900  SH        Sole                               9900

                                                                                                      Voting Authority
                                                                                            --------------------------------
                                                       Value    Shares/  Sh/  Put/ Invstmt    Other
      Name of Issuer        Title of class    CUSIP   (x$1000)  Prn Amt  Prn  Call Dscretn  Managers   Sole  Shared   None
--------------------------- --------------  --------- --------  -------- ---  ---- -------  ---------  ----- ------ --------
Southern Union Corp........ COM             844030106     1882     82950 SH        Sole                                82950
Staples Inc................ COM             855030102      352     14325 SH        Sole                                14325
State Street Corp.......... COM             857477103      750     17242 SH        Sole                                17242
Suncor Energy Inc.......... COM             867224107     1066     30214 SH        Sole                                30214
Supervalu Inc.............. COM             868536103      300     23639 SH        Sole                                23639
TJX Companies, Inc......... COM             872540109     2140     58573 SH        Sole                                58573
Target Corp................ COM             87612e106      863     17845 SH        Sole                                17845
Teva Pharmaceutical
  Industries............... COM             881624209     3911     69626 SH        Sole                                69626
Thermo Fisher Scientific
  Inc...................... COM             883556102     2309     48420 SH        Sole                                48420
Timken Co.................. COM             887389104      242     10225 SH        Sole                                10225
Toll Brothers Inc.......... COM             889478103      359     19100 SH        Sole                                19100
Travelers Cos.............. COM             89417E109     1940     38916 SH        Sole                                38916
Universal Health Rlty
  Income T................. COM             91359E105      441     13775 SH        Sole                                13775
Virginia Commerce Bancorp.. COM             92778q109      573    152935 SH        Sole                               152935
Walgreen Company........... COM             931422109     1003     27328 SH        Sole                                27328
Wash Tr Bancorp Inc........ COM             940610108     1224     78568 SH        Sole             1   2000           76568
Weatherford Int'l.......... COM             H27013103     2556    142725 SH        Sole          1, 4   1600          141725
Wells Fargo & Co New....... COM             949746101     1486     55069 SH        Sole                                55069
Windstream Corp............ COM             97381W104      318     28959 SH        Sole                                28959
iShares MSCI EAFE Index.... COM             464287465     3509     63493 SH        Sole                                63493
iShares MSCI Pacific ex-
  Japan.................... COM             464286665      225      5450 SH        Sole                                 5450
AllianceBernstein..........                 01881G106      315     11225 SH        Sole                                11225
Enbridge Energy Partnershp
  LP.......................                 29250R106      771     14370 SH        Sole                                14370
Enterprise Products Pptns
  LP.......................                 293792107      362     11544 SH        Sole                                11544
Kinder Morgan
  Energypartners L.........                 494550106     6783    111235 SH        Sole             1   1000          110235
Magellan Midstream
  Partners LP..............                 559080106      876     20220 SH        Sole                                20220
Plains All Amer. Pipeline..                 726503105     2605     49295 SH        Sole                                49295
AllianceBernstein Mid Cap
  Grow.....................                 018636100       98  22594.06 SH        Sole                             22594.06
American New Perspective...                 648018109      437  17058.21 SH        Sole                             17058.21
Calamos Mkt Neutral Inc Cl
  A........................                 128119203      130  11236.69 SH        Sole                             11236.69
Columbia Acorn Fund Cl Z...                 197199409      346  14054.45 SH        Sole                             14054.45
Eaton Vance Nat'l Ltd
  Maturity.................                 27826h594      274   27389.9 SH        Sole                              27389.9
Fairholme Fund.............                 304871106      294  9803.628 SH        Sole             4  90.48        9803.628
First Eagle Sogen Global...                 32008f507      348  8727.298 SH        Sole             4  43.18        8727.298
Heartland Value Plus.......                 422352500      364  15563.35 SH        Sole                             15563.35
Hussman Strategic Total Ret                 448108209      120  10040.41 SH        Sole                             10040.41
Masters' Select
  International............                 576417208      268  20549.86 SH        Sole                             20549.86

                                                                                                         Voting Authority
                                                                                               ---------------------------------
                                                          Value    Shares/  Sh/  Put/ Invstmt    Other
      Name of Issuer        Title of class     CUSIP     (x$1000)  Prn Amt  Prn  Call Dscretn  Managers    Sole  Shared   None
--------------------------  --------------  ------------ --------  -------- ---  ---- -------  ---------  ------ ------ --------
Matthews Asian Growth &
  Income...................                    577130206      200  12740.35 SH        Sole                              12740.35
Matthews India Fund........                    577130859      534  32839.05 SH        Sole                              32839.05
Meridian Value.............                    589619204      485  19809.41 SH        Sole                              19809.41
Mutual Shares Cl Z.........                    628380107      251  13128.66 SH        Sole                              13128.66
Permanent Portfolio Family
  of.......................                    714199106      274   7105.23 SH        Sole                               7105.23
Selected American Sh.......                    816221105     1212  32526.89 SH        Sole             1  80.739        32446.15
Spartan Market Index.......                    315912204      830  10792.58 SH        Sole                              10792.58
Van Kampen International
  Growt....................                    92114U772     1426  65774.88 SH        Sole                              65774.88
Vanguard Index Tr 500......                    922908108      363  3542.913 SH        Sole                              3542.913
Wells Fargo Sm/Mid Cap
  Value....................                    949915268      352  26372.17 SH        Sole                              26372.17
REPORT SUMMARY              148             DATA RECORDS   243872           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

1. J. Michael Costello
2. Kenneth W. Thomae
3. Peter J. Corsi, Jr.
4. Donald J. Clarke

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.